Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Summary of Significant Accounting Policies
Schedule of computation of basic and diluted net earnings (loss) per share of common stock

	Three Months Ended	Three Months Ended	Nine Months Ended	Nine Months Ended
	March 31, 2024	March 31, 2023	March 31, 2024	March 31, 2023
Net (Loss) Income (in thousands)	$(3,377)	$(7,750)	$2,075	$(30,774)
Basic and diluted shares
Weighted-average Class A common stock outstanding	50,933,020	48,426,206	50,788,811	47,804,228
(Loss) Income per share for Class A common stock
— Basic and Diluted	$(0.07)	$(0.16)	$0.04	$(0.64)

	Year Ended	Year Ended
	June 30, 2023	June 30, 2022
Net (loss) Income (in thousands)	$(35,404)	$28,626
Basic and diluted shares
Weighted-average Class A Common Stock outstanding (basic)	48,138,393	47,500,000
Weighted-average Class A Common Stock outstanding (diluted)	48,398,623	47,500,000
(Loss) Income per share for Class A Common Stock
— Basic and Diluted	$(0.74)	$0.60